Acquisitions and disposals (Details 1)	Jun. 30, 2021 ARS ($)	Sep. 30, 2020 ARS ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Statement [Line Items]
Investment properties	$ 117,547,000,000			$ 233,714,000,000	$ (14,634,000,000)
Property, plant and equipment	47,989,000,000			(7,581,000,000)	(96,187,000,000)
Trading properties	7,690,000,000			233,000,000	0
Investments in associates and joint ventures	48,443,000,000			3,781,000,000	(1,220,000,000)
Deferred income tax assets	446,000,000			951,000,000
Income tax credit	30,000,000			38,000,000
Restricted assets	8,400,000,000			321,000,000	(305,000,000)
Investments in financial assets	31,643,000,000			20,343,000,000	(9,506,000,000)
Inventories	4,712,000,000			(3,760,000,000)	(19,691,000,000)
Group of assets held for sale	55,028,000,000			0	0
Cash and cash equivalents	145,330,000,000			9,017,000,000	18,550,000,000
Trade and other payables	30,751,000,000			(3,474,000,000)	(76,590,000,000)
Provisions	(7,095,000,000)			86,000,000	1,442,000,000
Employee benefits	(624,000,000)			161,000,000	4,188,000,000
Non-controlling interest	$ 62,519,000,000			$ (76,219,000,000)	$ (24,477,000,000)
PBC Distributed [Member]
Statement [Line Items]
Investment properties		$ 117,547,000,000
Property, plant and equipment		47,989,000,000
Trading properties			$ 7,690,000,000
Intangible assets		36,546,000,000
Right-of-use assets		25,853,000,000
Investments in associates and joint ventures		48,443,000,000
Deferred income tax assets		568,000,000
Income tax credit		426,000,000
Restricted assets		8,400,000,000
Trade and other receivables		70,693,000,000
Investments in financial assets			31,643,000,000
Derivative financial instruments		368,000,000
Inventories		4,712,000,000
Group of assets held for sale			55,028
Cash and cash equivalents		145,330,000,000
TOTAL IDENTIFIABLE NET ASSETS		601,236,000,000
Borrowings		(425,321,000,000)
Lease liabilities		23,696,000,000
Deferred income tax liabilities		(16,261,000,000)
Trade and other payables		(30,751,000,000)
Income tax liabilities		596,000,000
Provisions		7,095,000,000
Employee benefits		624,000,000
Derivative financial instrumentss			624
Salaries and social security liabilities		4,427,000,000
Group of liabilities held for sale		28,805,000,000
TOTAL CONSIDERATION		538,200,000,000
TOTAL NET ASSETS			$ 63,036
Non-controlling interest		62,519,000,000
Result for loss of control		(517,000,000)
Recycling of currency translation adjustment and other reserves		(3,505,000,000)
Total result for loss of control		$ (4,022,000,000)